Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Total Payments
Total	$ 107,231	$ 107,231
UNITED STATES | U.S Department of Interior (Office of Natural Resources Revenue)
Total	$ 107,231	$ 107,231